CONSOLIDATING FINANCIAL STATEMENTS - Cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating:
Net earnings (loss)	$ 1,358.7	$ 717.1
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	842.3	731.3
Reversals of impairment charges - net	(650.9)	(361.8)
Share-based compensation expense	13.7	14.3
Finance expense	112.6	107.9
Deferred tax expense (recovery)	217.9	41.1
Foreign exchange (gains) losses and other	11.8	(53.2)
Reclamation expense (recovery)	6.6	(11.9)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(120.9)	(64.5)
Inventories	(6.8)	53.8
Accounts payable and accrued liabilities	279.0	165.9
Cash flow provided from operating activities	2,064.0	1,340.0
Income taxes paid	(106.4)	(115.1)
Net cash flow provided from operating activities	1,957.6	1,224.9
Investing:
Additions to property, plant and equipment	(916.1)	(1,060.2)
Interest paid capitalized to property, plant and equipment	(47.9)	(45.0)
Acquisitions	(267.0)	(30.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	(5.9)	71.6
Net proceeds from the sale of property, plant and equipment	8.4	31.9
(Increase) decrease in restricted cash - net	(23.5)	(2.5)
Interest received and other - net	2.9	7.6
Net cash flow used in investing activities	(1,249.1)	(1,026.6)
Financing:
Proceeds from drawdown of debt	950.0	300.0
Repayment of debt	(850.0)	(200.0)
Interest paid	(63.1)	(55.6)
Payment of lease liabilities	(20.7)	(14.3)
Dividends received from (paid to) common shareholders and subsidiaries	(75.5)
Dividends paid to non-controlling interest	(6.0)	(5.0)
Other - net	(2.4)
Net cash flow (used in) provided from financing activities	(67.7)	25.1
Effect of exchange rate changes on cash and cash equivalents	(5.0)	2.7
Increase in cash and cash equivalents	635.8	226.1
Cash and cash equivalents, beginning of period	575.1	349.0
Cash and cash equivalents, end of period	1,210.9	575.1
Total Guarantors
Operating:
Net earnings (loss)	1,342.4	718.6
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	463.9	376.8
Reversals of impairment charges - net		(200.7)
Equity in (earnings) losses of intercompany investments	(882.7)	(341.9)
Share-based compensation expense	13.7	14.3
Finance expense	107.5	108.0
Deferred tax expense (recovery)	59.9	64.6
Foreign exchange (gains) losses and other	15.5	(20.2)
Changes in operating assets and liabilities:
Accounts receivable and other assets	1.3	(15.6)
Inventories	(62.4)	12.0
Accounts payable and accrued liabilities	119.0	79.1
Cash flow provided from operating activities	1,178.1	795.0
Income taxes paid	(88.4)	(51.7)
Net cash flow provided from operating activities	1,089.7	743.3
Investing:
Additions to property, plant and equipment	(557.2)	(694.2)
Interest paid capitalized to property, plant and equipment	(26.9)	(32.9)
Acquisitions	1.3
Net proceeds from the sale of (additions to) long-term investments and other assets	(14.4)	104.2
Net proceeds from the sale of property, plant and equipment	1.8	12.3
(Increase) decrease in restricted cash - net	1.0	(0.4)
Interest received and other - net	1.2	2.1
Net cash flow used in investing activities	(593.2)	(608.9)
Financing:
Proceeds from drawdown of debt	750.0	300.0
Repayment of debt	(850.0)	(200.0)
Interest paid	(63.1)	(55.6)
Payment of lease liabilities	(12.6)	(10.6)
Dividends received from (paid to) common shareholders and subsidiaries	(120.4)	(22.3)
Intercompany advances	29.7	(25.7)
Other - net	9.2	3.9
Net cash flow (used in) provided from financing activities	(257.2)	(10.3)
Increase in cash and cash equivalents	239.3	124.1
Cash and cash equivalents, beginning of period	243.0	118.9
Cash and cash equivalents, end of period	482.3	243.0
Kinross Gold Corp.
Operating:
Net earnings (loss)	1,342.4	718.6
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	5.0	3.3
Equity in (earnings) losses of intercompany investments	(1,389.2)	(767.1)
Share-based compensation expense	13.7	14.3
Finance expense	75.6	63.7
Deferred tax expense (recovery)	(1.2)	(1.2)
Foreign exchange (gains) losses and other	15.0	(9.8)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(2.4)	(1.2)
Inventories	(0.5)	(0.8)
Accounts payable and accrued liabilities	(5.5)	4.1
Cash flow provided from operating activities	52.9	23.9
Net cash flow provided from operating activities	52.9	23.9
Investing:
Additions to property, plant and equipment	(3.2)	(30.4)
Interest paid capitalized to property, plant and equipment	(0.1)	(0.3)
Acquisitions	1.3
Net proceeds from the sale of (additions to) long-term investments and other assets	7.5	126.8
Net proceeds from the sale of property, plant and equipment		12.0
Interest received and other - net	0.7	0.5
Net cash flow used in investing activities	6.2	108.6
Financing:
Proceeds from drawdown of debt	750.0	300.0
Repayment of debt	(850.0)	(200.0)
Interest paid	(63.1)	(55.6)
Payment of lease liabilities	(1.8)	(2.0)
Dividends received from (paid to) common shareholders and subsidiaries	(72.0)
Intercompany advances	159.2	(83.6)
Other - net	9.2	3.9
Net cash flow (used in) provided from financing activities	(68.5)	(37.3)
Increase in cash and cash equivalents	(9.4)	95.2
Cash and cash equivalents, beginning of period	124.9	29.7
Cash and cash equivalents, end of period	115.5	124.9
Guarantor Subsidiaries
Operating:
Net earnings (loss)	1,522.7	824.4
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	458.9	373.7
Reversals of impairment charges - net		(200.7)
Equity in (earnings) losses of intercompany investments	(1,016.2)	(399.2)
Finance expense	32.3	44.7
Deferred tax expense (recovery)	61.1	65.8
Foreign exchange (gains) losses and other	0.5	(10.4)
Changes in operating assets and liabilities:
Accounts receivable and other assets	3.7	(14.4)
Inventories	(61.9)	12.6
Accounts payable and accrued liabilities	124.5	75.0
Cash flow provided from operating activities	1,125.6	771.5
Income taxes paid	(88.4)	(51.7)
Net cash flow provided from operating activities	1,037.2	719.8
Investing:
Additions to property, plant and equipment	(554.0)	(663.8)
Interest paid capitalized to property, plant and equipment	(26.8)	(32.6)
Net proceeds from the sale of (additions to) long-term investments and other assets	(21.9)	(22.6)
Net proceeds from the sale of property, plant and equipment	1.8	0.3
(Increase) decrease in restricted cash - net	1.0	(0.4)
Interest received and other - net	0.5	1.6
Net cash flow used in investing activities	(599.4)	(717.5)
Financing:
Payment of lease liabilities	(10.8)	(8.6)
Dividends received from (paid to) common shareholders and subsidiaries	(48.4)	(22.3)
Intercompany advances	(129.9)	57.5
Net cash flow (used in) provided from financing activities	(189.1)	26.6
Increase in cash and cash equivalents	248.7	28.9
Cash and cash equivalents, beginning of period	118.1	89.2
Cash and cash equivalents, end of period	366.8	118.1
Guarantor Adjustments
Operating:
Net earnings (loss)	(1,522.7)	(824.4)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		(0.2)
Equity in (earnings) losses of intercompany investments	1,522.7	824.4
Finance expense	(0.4)	(0.4)
Changes in operating assets and liabilities:
Inventories		0.2
Cash flow provided from operating activities	(0.4)	(0.4)
Net cash flow provided from operating activities	(0.4)	(0.4)
Financing:
Intercompany advances	0.4	0.4
Net cash flow (used in) provided from financing activities	0.4	0.4
Non-guarantors
Operating:
Net earnings (loss)	1,110.3	552.1
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	378.4	354.5
Reversals of impairment charges - net	(650.9)	(161.1)
Finance expense	227.2	221.9
Deferred tax expense (recovery)	158.0	(23.5)
Foreign exchange (gains) losses and other	(3.7)	(33.0)
Reclamation expense (recovery)	6.6	(11.9)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(122.2)	(48.9)
Inventories	55.6	41.8
Accounts payable and accrued liabilities	160.0	86.8
Cash flow provided from operating activities	1,319.3	978.7
Income taxes paid	(18.0)	(63.4)
Net cash flow provided from operating activities	1,301.3	915.3
Investing:
Additions to property, plant and equipment	(358.9)	(366.0)
Interest paid capitalized to property, plant and equipment	(21.0)	(12.1)
Acquisitions	(268.3)	(30.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	8.5	(32.6)
Net proceeds from the sale of property, plant and equipment	6.6	19.6
(Increase) decrease in restricted cash - net	(24.5)	(2.1)
Interest received and other - net	1.7	5.5
Net cash flow used in investing activities	(655.9)	(417.7)
Financing:
Proceeds from drawdown of debt	200.0
Payment of lease liabilities	(8.1)	(3.7)
Dividends received from (paid to) common shareholders and subsidiaries	(166.4)	(189.4)
Dividends paid to non-controlling interest	(6.0)	(5.0)
Intercompany advances	(251.8)	(196.3)
Other - net	(11.6)	(3.9)
Net cash flow (used in) provided from financing activities	(243.9)	(398.3)
Effect of exchange rate changes on cash and cash equivalents	(5.0)	2.7
Increase in cash and cash equivalents	396.5	102.0
Cash and cash equivalents, beginning of period	332.1	230.1
Cash and cash equivalents, end of period	728.6	332.1
Eliminations
Operating:
Net earnings (loss)	(1,094.0)	(553.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Equity in (earnings) losses of intercompany investments	882.7	341.9
Finance expense	(222.1)	(222.0)
Changes in operating assets and liabilities:
Cash flow provided from operating activities	(433.4)	(433.7)
Net cash flow provided from operating activities	(433.4)	(433.7)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries	211.3	211.7
Intercompany advances	222.1	222.0
Net cash flow (used in) provided from financing activities	$ 433.4	$ 433.7